Other Liabilities - Schedule of details of assumptions (Detail) - Avon [member]	Dec. 31, 2020
Pension Plan [member] | Bottom of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	0.30%
Rate of compensation increase	1.80%
Pension Plan [member] | Top of range [member]
Disclosure of defined benefit plans [line items]
Discount rate	8.50%
Rate of compensation increase	6.60%
Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Discount rate	3.95%